Loans and Debentures - Schedule of Long Term Loans Maturity (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total long term loans	R$ 2,679,589	R$ 2,881,784
2019 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total long term loans		292,683
2020 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total long term loans	362,318	434,707
2021 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total long term loans	233,518	367,149
2022 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total long term loans	215,098	195,236
2023 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total long term loans	146,557	127,788
After 2023 [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total long term loans	R$ 1,722,098	R$ 1,464,221